FAIR VALUE MEASUREMENTS (Change in Fair Value of Derivatives) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Convertible Senior Notes
FAIR VALUE MEASUREMENTS
Change in fair value of financial liabilities	¥ 323,474	¥ (31,188)	¥ (12,083)
Financial Liabilities
FAIR VALUE MEASUREMENTS
Change in fair value of financial liabilities	34,978
Available for sale securities current
FAIR VALUE MEASUREMENTS
Change in fair value of financial liabilities		(973)	973
Available for sale securities non current
FAIR VALUE MEASUREMENTS
Change in fair value of financial liabilities	(10,212)	19,134
Equity securities Applying fair value option
FAIR VALUE MEASUREMENTS
Change in fair value of financial liabilities	(131,334)	49,835	101,871
Change in fair value of derivative forward contracts
FAIR VALUE MEASUREMENTS
Change in fair value of financial liabilities	86,242	(407,245)	(150,538)
Embedded Derivative Financial Instruments
FAIR VALUE MEASUREMENTS
Change in fair value of financial liabilities	29,070	18,079	(13,818)
Foreign exchange option
FAIR VALUE MEASUREMENTS
Change in fair value of financial liabilities	1,342	74,307	(4,163)
Total
FAIR VALUE MEASUREMENTS
Change in fair value of financial liabilities	¥ 333,560	¥ (278,051)	¥ (77,758)